Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	445
10 years	rr_ExpenseExampleYear10	992
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	256
5 years	rr_ExpenseExampleNoRedemptionYear05	445
10 years	rr_ExpenseExampleNoRedemptionYear10	992
Annual Return 2001	rr_AnnualReturn2001	7.29%
Annual Return 2002	rr_AnnualReturn2002	10.10%
Annual Return 2003	rr_AnnualReturn2003	5.89%
Annual Return 2004	rr_AnnualReturn2004	5.03%
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	4.56%
Annual Return 2007	rr_AnnualReturn2007	3.26%
Annual Return 2008	rr_AnnualReturn2008	(1.86%)
Annual Return 2009	rr_AnnualReturn2009	10.42%
Annual Return 2010	rr_AnnualReturn2010	1.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.71%)
1 year	rr_AverageAnnualReturnYear01	1.33%
5 years	rr_AverageAnnualReturnYear05	3.48%
10 years	rr_AverageAnnualReturnYear10	4.90%
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.33%
5 years	rr_AverageAnnualReturnYear05	3.47%
10 years	rr_AverageAnnualReturnYear10	4.89%
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.25%
5 years	rr_AverageAnnualReturnYear05	3.56%
10 years	rr_AverageAnnualReturnYear10	4.85%
Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alabama Tax-Free Income Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from Alabama municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Alabama Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Alabama Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be tax-exempt from Federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Alabama income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 17.51 years and an effective maturity of 6.72 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Alabama's non-agricultural economy is diversified among the following sectors: textiles, automobile, aerospace, manufacturing, and forest products industries. Alabama's current-dollar Gross Domestic Product (GDP) for 2010 was $172.6 billion which ranked 26th in the United States. In 2010, government was the largest industry in Alabama which accounted for 17.1 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.9 percent of GDP. The automobile manufacturing and automotive parts industries remain vital parts of the state's economy. In 2010, Alabama had per capita personal income of $33,945 (preliminary data) which ranked 42nd in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 9.9 percent at the end of June 2011 compared with the national average unemployment rate of 9.2 percent. (Source: US Bureau of Labor Statistics) Alabama had net tax-supported debt per capita of $856 as of calendar year-end 2010 which represented 2.4 percent of 2010 personal income. The state's debt burden was slightly lower than the national net tax-supported debt median of $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Median Report", June 3, 2011). As of June 30, 2011, Alabama's general obligation debt was rated Aa1 by Moody's Investors Service and AA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ALABAMA TAX-FREE INCOME SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	5.72%	September 30, 2009
Lowest Quarter Total Return:	-4.71%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.74%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Alabama Tax-Free Income Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%